Commitments - Capital Leases Future Minimum Lease Payments (Details) (10K)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 14,950
2018	9,668
Total minimum lease payments	24,618
Less: amount represented by interest	(1,242)
Less: current portion	(13,711)
Capital lease obligations, net of current portion	$ 9,665